Share Based Compensation -our share based compensation expense included in general and administrative expenses (Parenthetical) (Detail) - Two Thousand And Twenty Two Equity Compensation Incentive Plan [Member] - USD ($)
$ in Millions
	Sep. 16, 2021	Sep. 30, 2022	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share based compensation stock options		$ 7.8	$ 5.0
Share based payment arrangement unrecognized compensation remaining period for recognition	3 years